UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number     811-10341
                                                     ----------------

                     UBS Tamarack International Fund, L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            --------------------

                      Date of fiscal year end: December 31
                                               -----------------

                    Date of reporting period: March 31, 2010
                                              ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                       UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                             SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                   (UNAUDITED)
----------------------------------------------------------------------------------------------
                                                                                MARCH 31, 2010

                       INVESTMENTS IN SECURITIES (150.99%)
   SHARES                                                                          FAIR VALUE
----------------------------------------------------------------------------------------------
               COMMON STOCK (148.52%)
               AGRICULTURAL CHEMICALS (2.84%)
      12,918   Syngenta AG - (Switzerland) (a),(b)                               $   3,593,549
                                                                                 -------------
               AIRLINES (2.85%)
     904,650   AER Lingus - (Ireland) *,(a)                                            893,584
     545,544   Ryanair Holdings PLC - (Ireland) *,(a)                                2,716,500
                                                                                 -------------
                                                                                     3,610,084
                                                                                 -------------
               AUTO - CARS/LIGHT TRUCKS (7.15%)
     330,584   Fiat SpA - (Italy) (a),(b)                                            4,312,121
      51,522   Volkswagen AG - (Germany) (a)                                         4,733,633
                                                                                 -------------
                                                                                     9,045,754
                                                                                 -------------
               BANKING (4.00%)
   6,755,822   China Citic Bank - (Hong Kong) (a)                                    5,063,800
                                                                                 -------------
               BREWERY (2.83%)
      70,842   Anheuser-Busch InBev NV - (Belgium) (a),(b)                           3,574,979
                                                                                 -------------
               BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (1.06%)
     154,498   Kingspan Group PLC - (Ireland) (a)                                    1,337,935
                                                                                 -------------
               BUILDING MAINTENANCE & SERVICE (4.71%)
     652,289   Babcock International Group PLC - (United Kingdom) (a),(b)            5,961,472
                                                                                 -------------
               CELLULAR TELECOMMUNICATIONS (4.18%)
     105,063   America Movil SAB de CV - (Mexico) (a),(b),(c)                        5,288,871
                                                                                 -------------
               CHEMICALS - SPECIALTY (3.98%)
       5,725   Givaudan SA - (Switzerland) (a),(b)                                   5,031,234
                                                                                 -------------
               COMMERCIAL BANKS - NON US (7.47%)
     587,480   Bank Of Cyprus Public Co., Ltd. - (Cocos Islands) (a)                 3,720,240
     887,986   Kasikornbank Public Co., Ltd. - (Thailand) (a)                        2,650,090
   2,727,339   Royal Bank of Scotland Group PLC - (United Kingdom) (a)               1,820,322
     583,000   The Governor and Company of the Bank of Ireland - (Ireland) (a)       1,262,178
                                                                                 -------------
                                                                                     9,452,830
                                                                                 -------------
               COMMERCIAL SERVICES (1.34%)
     424,400   Cpp Group PLC - (United Kingdom) (a)                                  1,689,900
                                                                                 -------------
               CONTAINERS - METAL/GLASS (1.37%)
      55,210   Gerresheimer AG - (Germany) (a),(b)                                   1,729,421
                                                                                 -------------
               DISTRIBUTION/WHOLESALE (2.97%)
     764,477   Li & Fung Ltd. - (Hong Kong) (a)                                      3,760,998
                                                                                 -------------
               DIVERSIFIED MANUFACTURING OPERATIONS (3.54%)
   1,450,633   Morgan Crucible Company PLC - (United Kingdom) (a),(b)                4,482,342
                                                                                 -------------
               DIVERSIFIED MINERALS (3.48%)
   2,137,982   Centamin Egypt, Ltd. - (Australia) *,(a),(b)                          4,402,509
                                                                                 -------------

                                                       UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                   (UNAUDITED)
----------------------------------------------------------------------------------------------
                                                                                MARCH 31, 2010

   SHARES                                                                          FAIR VALUE
----------------------------------------------------------------------------------------------
               COMMON STOCK
               (CONTINUED)
               E-COMMERCE/PRODUCTS (4.54%)
     687,395   Yoox SpA - (Italy) *,(a),(b)                                      $   5,743,484
                                                                                 -------------
               E-COMMERCE/SERVICES (1.83%)
     347,926   Wotif.Com Holdings, Ltd. - (Australia) (a),(b)                        2,315,248
                                                                                 -------------
               FINANCE - CREDIT CARD (1.55%)
     106,177   Redecard SA - (Brazil) (a)                                            1,957,317
                                                                                 -------------
               FINANCE - OTHER SERVICES (4.93%)
     611,286   IG Group Holdings PLC - (United Kingdom) (a),(b)                      3,729,434
         480   Osaka Securities Exchange Co., Ltd. - (Japan)                         2,511,986
                                                                                 -------------
                                                                                     6,241,420
                                                                                 -------------
               FOOTWEAR & RELATED APPAREL (2.78%)
     505,772   Geox Spa - (Italy) (a),(b)                                            3,514,207
                                                                                 -------------
               HOTELS & MOTELS (1.64%)
     443,675   Rezidor Hotel Group AB - (Sweden) (a),(b)                             2,071,346
                                                                                 -------------
               HUMAN RESOURCES (9.76%)
     102,287   Adecco SA - (Switzerland) (a),(b)                                     5,816,234
   1,266,185   Sthree PLC - (United Kingdom) (a),(b)                                 6,530,290
                                                                                 -------------
                                                                                    12,346,524
                                                                                 -------------
               INSTRUMENTS - CONTROLS (1.78%)
     105,539   Rotork PLC - (United Kingdom) (a),(b)                                 2,246,089
                                                                                 -------------
               INTERNET APPLICATIONS SOFTWARE (1.43%)
      90,373   Tencent Holdings Limited - (Cayman Islands) (a)                       1,813,349
                                                                                 -------------
               INTERNET INFRASTRUCTURE SOFTWARE (2.30%)
     124,325   ORC Software AB - (Sweden) (a),(b)                                    2,910,763
                                                                                 -------------
               LEISURE & REC PRODUCTS (1.93%)
      48,023   Cts Eventim AG - (Germany) (a),(b)                                    2,443,257
                                                                                 -------------
               MACHINERY (1.31%)
     210,456   Daifuku Co., Ltd. - (Japan) (a)                                       1,657,701
                                                                                 -------------
               MACHINERY - CONSTRUCTION & MINING (2.14%)
     100,772   Danieli & Co. SpA - (Italy) (a),(b)                                   2,710,743
                                                                                 -------------
               MACHINERY - GENERAL INDUSTRY (2.28%)
      41,501   FLSmidth & Co., A/S - (Denmark) (a)                                   2,884,455
                                                                                 -------------
               MEDICAL INSTRUMENTS (3.22%)
     169,256   Getinge AB - (Sweden) (b)                                             4,070,893
                                                                                 -------------
               MISCELLANEOUS MANUFACTURER (2.26%)
   1,007,904   Promethean World PLC - (United Kingdom) (a)                           2,859,020
                                                                                 -------------
               MULTI-LINE INSURANCE (2.87%)
     152,582   Delta Lloyd N.V. - (Netherlands) (b)                                  3,631,627
                                                                                 -------------

                                                       UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                   (UNAUDITED)
----------------------------------------------------------------------------------------------
                                                                                MARCH 31, 2010

   SHARES                                                                          FAIR VALUE
----------------------------------------------------------------------------------------------
               COMMON STOCK
               (CONTINUED)
               MULTIMEDIA (3.10%)
     667,670   Informa PLC - (Swaziland) (b)                                     $   3,922,525
                                                                                 -------------
               OIL - FIELD SERVICES (3.15%)
     102,694   Saipem S.P.A. (Italy) (a),(b)                                         3,981,088
                                                                                 -------------
               OIL COMPANIES - EXPLORATION & PRODUCTION (3.53%)
      35,179   Baytex Energy Trust - (Canada) (a),(b)                                1,194,679
     154,686   Penn West Energy Trust - (Canada) (a),(b)                             3,266,968
                                                                                 -------------
                                                                                     4,461,647
                                                                                 -------------
               REAL ESTATE MANAGEMENT/SERVICE (1.28%)
     957,332   Regus PLC - (Luxembourg) (a)                                          1,619,175
                                                                                 -------------
               REAL ESTATE OPERATIONS/DEVELOPMENT (2.16%)
   5,351,126   Shui On Land Ltd. - (Hong Kong) *,(a)                                 2,735,968
                                                                                 -------------
               RENTAL AUTO/EQUIPMENT (2.14%)
     953,717   Northgate PLC - (United Kingdom) (a),(b)                              2,705,313
                                                                                 -------------
               RETAIL - APPAREL/SHOE (3.08%)
      59,678   Hennes & Mauritz AB - (Sweden) (a),(b)                                3,889,808
                                                                                 -------------
               RETAIL - CONSUMER ELECTRONICS (2.82%)
  10,604,416   Gome Electrical Appliances Holdings, Ltd. - (Bermuda) (a)             3,564,533
                                                                                 -------------
               RETAIL - HYPERMARKETS (1.32%)
     285,961   Pick N Pay Stores Limited - (South Africa) (a)                        1,674,347
                                                                                 -------------
               RETAIL - RESTAURANTS (3.92%)
     966,956   Domino's Pizza UK & IRL PLC - (United Kingdom) (a),(b)                4,953,295
                                                                                 -------------
               RETIREMENT/AGED CARE (2.54%)
     157,498   Medica - (France) (b)                                                 3,217,985
                                                                                 -------------
               SECURITY SERVICES (1.24%)
     121,706   Loomis AB - (Sweden) (a),(b)                                          1,572,691
                                                                                 -------------
               STEEL, PIPE & TUBE (2.00%)
      12,517   Vallourec SA - (France) (a),(b)                                       2,528,670
                                                                                 -------------
               TELECOMMUNICATIONS SERVICES (3.06%)
     923,972   Jazztel P.L.C. - (United Kingdom) (b)                                 3,875,721
                                                                                 -------------
               TELEVISION (2.90%)
      62,940   Modern Times Group - (Sweden) (a),(b)                                 3,673,030
                                                                                 -------------
               TOYS (1.96%)
       7,379   Nintendo Co., Ltd. - (Japan) (a)                                      2,471,775
                                                                                 -------------
               WIRE & CABLE PRODUCTS (3.01%)
     193,341   Prysmian SpA - (Italy) (a),(b)                                        3,806,440
                                                                                 -------------
               WIRELESS EQUIPMENT (2.99%)
   2,958,292   Comba Telecom Systems Holdings Ltd. - (Hong Kong) *,(a)               3,787,065
                                                                                 -------------

                                                       UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                   (UNAUDITED)
----------------------------------------------------------------------------------------------
                                                                                MARCH 31, 2010

   SHARES                                                                          FAIR VALUE
----------------------------------------------------------------------------------------------
               COMMON STOCK
               (CONTINUED)
               TOTAL COMMON STOCK
               (Cost $171,655,331)                                                 187,884,197
                                                                                 -------------
               EXCHANGE TRADED FUNDS (2.47%)
               REGISTERED INVESTMENT COMPANY (2.47%)
   1,767,409   iShares FTSE/Xinhua A50 China Index ETF - (Hong Kong) (a)         $   3,127,513
                                                                                 -------------
               TOTAL EXCHANGE TRADED FUNDS (Cost $3,040,159)                         3,127,513
                                                                                 -------------
               TOTAL INVESTMENTS IN SECURITIES (Cost $174,695,490)                 191,011,710
                                                                                 -------------
               SECURITIES SOLD, NOT YET PURCHASED ((76.18)%)
               COMMON STOCK SOLD, NOT YET PURCHASED ((8.40)%)
               APPLICATIONS SOFTWARE ((0.73)%)
    (108,822)  TomTom NV - (Netherlands) *,(a)                                        (921,918)
                                                                                 -------------
               COMMERCIAL BANKS - NON US ((1.00)%)
  (1,132,031)  Banco Comercial Portugues, S.A. - (Portugal) (a)                     (1,262,169)
                                                                                 -------------
               COMMERCIAL SERVICES ((2.21)%)
    (154,566)  Aggreko PLC - (United Kingdom) (a)                                   (2,794,773)
                                                                                 -------------
               PAPER & RELATED PRODUCTS ((0.25)%)
    (212,356)  Norske Skogindustrier Asa - (Norway) (a)                               (321,627)
                                                                                 -------------
               RETAIL - MAJOR DEPARTMENT STORES ((1.28)%)
    (288,878)  Marks & Spencer Group PLC - (United Kingdom) (a)                     (1,621,773)
                                                                                 -------------
               RETAIL - SPORTING GOODS ((1.01)%)
    (785,968)  Sports Direct International PLC - (United Kingdom) (a)               (1,276,882)
                                                                                 -------------
               WIRELESS EQUIPMENT ((1.92)%)
    (230,109)  Telefonaktiebolaget LM Ericsson - (Sweden) (a)                       (2,433,138)
                                                                                 -------------
               TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds
               $(10,446,286))                                                      (10,632,280)
                                                                                 -------------
               EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED ((67.78)%)
               INTERNATIONAL EQUITY ((67.78)%)
  (1,531,714)  iShares MSCI EAFE Index Fund                                        (85,745,350)
                                                                                 -------------
               TOTAL EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED
               (Proceeds $(86,085,347))                                            (85,745,350)
                                                                                 -------------
               TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds
               $(96,531,633))                                                      (96,377,630)
                                                                                 -------------
               DERIVATIVE CONTRACTS (0.77%)
               CURRENCY FORWARDS (0.77%)
               Unrealized appreciation on forward contracts                          1,960,985
               Unrealized depreciation on forward contracts                           (989,823)
                                                                                 -------------
               TOTAL CURRENCY FORWARDS                                                 971,162
                                                                                 -------------
               TOTAL DERIVATIVE CONTRACTS                                              971,162
                                                                                 -------------

                                                       UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                   (UNAUDITED)
----------------------------------------------------------------------------------------------
                                                                                MARCH 31, 2010

   TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET PURCHASED AND
   DERIVATIVE CONTRACTS -- 75.58%                                                   95,605,242
                                                                                 -------------
   OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 24.42%                            30,897,307
                                                                                 -------------
   TOTAL MEMBERS' CAPITAL -- 100.00%                                             $ 126,502,549
                                                                                 =============

Percentages shown represent a percentage of members' capital as of March 31, 2010.

*    Non-income producing security.
(a)  Foreign.
(b)  Partially or wholly held ($122,462,577 total fair value) in a pledged account by the
     Custodian as collateral for securities sold, not yet purchased.
(c)  American Depository Receipt.

                                                       UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                   (UNAUDITED)
----------------------------------------------------------------------------------------------
                                                                                MARCH 31, 2010

DERIVATIVE CONTRACTS

FOREIGN CURRENCY FORWARDS

UBS TAMARACK INTERNATIONAL FUND, L.L.C. HAD THE FOLLOWING OPEN FOREIGN CURRENCY FORWARDS AS OF
MARCH 31, 2010:

                                                        Value on
Unrealized Appreciation                                Settlement                     Unrealized
On Forward Contracts                                      Date       Current Value   Appreciation
-------------------------------------------------------------------------------------------------
British Pounds
expiring 05/21/2010                                   $ 12,984,479   $ 13,097,423    $  112,944
-------------------------------------------------------------------------------------------------
British Pounds
expiring 05/21/2010                                    (37,260,753)   (36,298,643)      962,110
-------------------------------------------------------------------------------------------------
Danish Krone
expiring 05/21/2010                                        360,320        362,738         2,418
-------------------------------------------------------------------------------------------------
Danish Krone
expiring 05/21/2010                                     (2,368,477)    (2,337,948)       30,529
-------------------------------------------------------------------------------------------------
Euros
expiring 05/21/2010                                    (54,514,402)   (54,000,950)      513,452
-------------------------------------------------------------------------------------------------
Euros
expiring 05/21/2010                                      5,644,812      5,684,352        39,540
-------------------------------------------------------------------------------------------------
Japanese Yen
expiring 05/21/2010                                     (3,000,441)    (2,896,340)      104,101
-------------------------------------------------------------------------------------------------
Norwegian Krone
expiring 05/21/2010                                      2,713,290      2,739,132        25,842
-------------------------------------------------------------------------------------------------
Norwegian Krone
expiring 05/21/2010                                     (1,194,203)    (1,184,856)        9,347
-------------------------------------------------------------------------------------------------
Swedish Krona
expiring 05/21/2010                                     (9,807,627)    (9,736,445)       71,182
-------------------------------------------------------------------------------------------------
Swedish Krona
expiring 05/21/2010                                      2,252,686      2,277,710        25,024
-------------------------------------------------------------------------------------------------
Swiss Francs
expiring 05/21/2010                                      6,186,330      6,250,826        64,496
-------------------------------------------------------------------------------------------------

                                                                                     $1,960,985
                                                                                     ============

                                                        Value on
Unrealized Depreciation                                Settlement                     Unrealized
On Forward Contracts                                      Date       Current Value   Depreciation
-------------------------------------------------------------------------------------------------
British Pounds
expiring 05/21/2010                                      7,550,643       7,411,725     (138,918)
-------------------------------------------------------------------------------------------------
British Pounds
expiring 05/21/2010                                     (4,780,309)     (4,826,390)     (46,081)
-------------------------------------------------------------------------------------------------
Danish Krone
expiring 05/21/2010                                      2,059,329       2,043,487      (15,842)
-------------------------------------------------------------------------------------------------
Danish Krone
expiring 05/21/2010                                     (1,485,195)     (1,507,324)     (22,129)
-------------------------------------------------------------------------------------------------
Euros
expiring 05/21/2010                                     24,094,429      23,922,806     (171,623)
-------------------------------------------------------------------------------------------------
Euros
expiring 05/21/2010                                     (4,266,708)     (4,330,013)     (63,305)
-------------------------------------------------------------------------------------------------
Japanese Yen
expiring 05/21/2010                                      1,282,229       1,236,402      (45,827)
-------------------------------------------------------------------------------------------------

                                                       UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                   (UNAUDITED)
----------------------------------------------------------------------------------------------
                                                                                MARCH 31, 2010

DERIVATIVE CONTRACTS (CONTINUED)

FOREIGN CURRENCY FORWARDS (CONTINUED)

                                                        Value on
Unrealized Depreciation                                Settlement                     Unrealized
On Forward Contracts                                      Date       Current Value   Depreciation
-------------------------------------------------------------------------------------------------
Norwegian Krone
expiring 05/21/2010                                   $    292,229   $     290,054   $   (2,175)
-------------------------------------------------------------------------------------------------
Norwegian Krone
expiring 05/21/2010                                     (1,674,611)     (1,684,112)      (9,501)
-------------------------------------------------------------------------------------------------
Swedish Krona
expiring 05/21/2010                                     (5,654,125)     (5,780,944)    (126,819)
-------------------------------------------------------------------------------------------------
Swedish Krona
expiring 05/14/2010                                       (635,416)       (640,195)      (4,779)
-------------------------------------------------------------------------------------------------
Swedish Krona
expiring 05/21/2010                                      6,080,448       6,027,003      (53,445)
-------------------------------------------------------------------------------------------------
Swiss Francs
expiring 05/21/2010                                    (15,908,452)    (16,193,411)    (284,959)
-------------------------------------------------------------------------------------------------
Swiss Francs
expiring 05/21/2010                                      2,736,120       2,731,700       (4,420)
-------------------------------------------------------------------------------------------------

                                                                                     $ (989,823)
                                                                                     ============
Total net unrealized appreciation on foreign currency forwards                       $  971,162
                                                                                     ============

The following is a summary of the inputs used in valuing the Fund's investments at fair value.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ASSETS TABLE

----------------------------------------------------------------------------------------------------------------
                                                                                        LEVEL 2        LEVEL 3
                                                          TOTAL FAIR      LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                           VALUE AT       QUOTED       OBSERVABLE   UNOBSERVABLE
DESCRIPTION                                               03/31/2010      PRICES         INPUTS        INPUTS
----------------------------------------------------------------------------------------------------------------
Investments in Securities
   Common Stock
      Agricultural Chemicals                             $ 3,593,549   $  3,593,549     $    --        $    --
      Airlines                                             3,610,084      3,610,084          --             --
      Auto - Cars/Light Trucks                             9,045,754      9,045,754          --             --
      Banking                                              5,063,800      5,063,800          --             --
      Brewery                                              3,574,979      3,574,979          --             --
      Building & Construction Products - Miscellaneous     1,337,935      1,337,935          --             --
      Building Maintenance & Service                       5,961,472      5,961,472          --             --
      Cellular Telecommunications                          5,288,871      5,288,871          --             --
      Chemicals - Specialty                                5,031,234      5,031,234          --             --
      Commercial Banks - Non US                            9,452,830      9,452,830          --             --
      Commercial Services                                  1,689,900      1,689,900          --             --
      Containers - Metal/Glass                             1,729,421      1,729,421          --             --
      Distribution/Wholesale                               3,760,998      3,760,998          --             --

                                                       UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                   (UNAUDITED)
----------------------------------------------------------------------------------------------
                                                                                MARCH 31, 2010

ASSETS TABLE (CONTINUED)

-----------------------------------------------------------------------------------------------------------------
                                                                                         LEVEL 2        LEVEL 3
                                                          TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                           VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
DESCRIPTION                                               03/31/2010       PRICES         INPUTS        INPUTS
-----------------------------------------------------------------------------------------------------------------
Investments in Securities (continued)
   Common Stock (continued)
      Diversified Manufacturing Operations               $  4,482,342   $  4,482,342    $       --   $         --
      Diversified Minerals                                  4,402,509      4,402,509            --             --
      E-Commerce/Products                                   5,743,484      5,743,484            --             --
      E-Commerce/Services                                   2,315,248      2,315,248            --             --
      Finance - Credit Card                                 1,957,317      1,957,317            --             --
      Finance - Other Services                              6,241,420      6,241,420            --             --
      Footwear & Related Apparel                            3,514,207      3,514,207            --             --
      Hotels & Motels                                       2,071,346      2,071,346            --             --
      Human Resources                                      12,346,524     12,346,524            --             --
      Instruments - Controls                                2,246,089      2,246,089            --             --
      Internet Applications Software                        1,813,349      1,813,349            --             --
      Internet Infrastructure Software                      2,910,763      2,910,763            --             --
      Leisure & Rec Products                                2,443,257      2,443,257            --             --
      Machinery                                             1,657,701      1,657,701            --             --
      Machinery - Construction & Mining                     2,710,743      2,710,743            --             --
      Machinery - General Industry                          2,884,455      2,884,455            --             --
      Medical Instruments                                   4,070,893      4,070,893            --             --
      Miscellaneous Manufacturer                            2,859,020      2,859,020            --             --
      Multi-Line Insurance                                  3,631,627      3,631,627            --             --
      Multimedia                                            3,922,525      3,922,525            --             --
      Oil - Field Services                                  3,981,088      3,981,088            --             --
      Oil Companies - Exploration & Production              4,461,647      4,461,647            --             --
      Real Estate Management/Service                        1,619,175      1,619,175            --             --
      Real Estate Operations/Development                    2,735,968      2,735,968            --             --
      Rental Auto/Equipment                                 2,705,313      2,705,313            --             --
      Retail - Apparel/Shoe                                 3,889,808      3,889,808            --             --
      Retail - Consumer Electronics                         3,564,533      3,564,533            --             --
      Retail - Hypermarkets                                 1,674,347      1,674,347            --             --
      Retail - Restaurants                                  4,953,295      4,953,295            --             --
      Retirement/Aged Care                                  3,217,985      3,217,985            --             --
      Security Services                                     1,572,691      1,572,691            --             --
      Steel, Pipe & Tube                                    2,528,670      2,528,670            --             --
      Telecommunications Services                           3,875,721      3,875,721            --             --
      Television                                            3,673,030      3,673,030            --             --
      Toys                                                  2,471,775      2,471,775            --             --
      Wire & Cable Products                                 3,806,440      3,806,440            --             --
      Wireless Equipment                                    3,787,065      3,787,065            --             --
                                                         --------------------------------------------------------
   TOTAL COMMON STOCK                                     187,884,197    187,884,197            --             --
                                                         --------------------------------------------------------
   Exchange Traded Funds
      Registered Investment Company                         3,127,513      3,127,513            --             --
                                                         --------------------------------------------------------
   TOTAL EXCHANGE TRADED FUNDS                              3,127,513      3,127,513            --             --
                                                         --------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES                          $191,011,710   $191,011,710    $       --   $         --
                                                         --------------------------------------------------------
Derivative Contracts
   Currency Forwards                                        1,960,985             --     1,960,985             --
                                                         --------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS                               $  1,960,985   $         --    $1,960,985   $         --
                                                         ========================================================
TOTAL ASSETS                                             $192,972,695   $191,011,710    $1,960,985   $         --
                                                         --------------------------------------------------------

                                                       UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                   (UNAUDITED)
----------------------------------------------------------------------------------------------
                                                                                MARCH 31, 2010

LIABILITIES TABLE

-----------------------------------------------------------------------------------------------------------------
                                                                                         LEVEL 2        LEVEL 3
                                                          TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                           VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
DESCRIPTION                                               03/31/2010       PRICES         INPUTS        INPUTS
-----------------------------------------------------------------------------------------------------------------
Securities Sold, Not Yet Purchased
   Common Stock Sold, Not Yet Purchased
      Applications Software                              $   (921,918)  $   (921,918)   $      --    $         --
      Commercial Banks - Non US                            (1,262,169)    (1,262,169)          --              --
      Commercial Services                                  (2,794,773)    (2,794,773)          --              --
      Paper & Related Products                               (321,627)      (321,627)          --              --
      Retail - Major Department Stores                     (1,621,773)    (1,621,773)          --              --
      Retail - Sporting Goods                              (1,276,882)    (1,276,882)          --              --
      Wireless Equipment                                   (2,433,138)    (2,433,138)          --              --
                                                         --------------------------------------------------------
   TOTAL COMMON STOCK SOLD, NOT YET PURCHASED             (10,632,280)   (10,632,280)          --              --
                                                         --------------------------------------------------------
   Exchange Traded Funds Sold, Not Yet Purchased
      International Equity                                (85,745,350)   (85,745,350)          --              --
                                                         --------------------------------------------------------
   TOTAL EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED    (85,745,350)   (85,745,350)          --              --
                                                         --------------------------------------------------------
TOTAL SECURITIES SOLD, NOT YET PURCHASED                 $(96,377,630)  $(96,377,630)   $      --    $         --
                                                         --------------------------------------------------------
Derivative Contracts
   Currency Forwards                                         (989,823)            --     (989,823)             --
                                                         --------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS                               $   (989,823)  $         --    $(989,823)   $         --
                                                         --------------------------------------------------------
TOTAL LIABILITIES                                        $(97,367,453)  $(96,377,630)   $(989,823)   $         --
                                                         --------------------------------------------------------

                                                                                                   March 31, 2010
Investments in Securities - By Country                                         Percentage of Members' Capital (%)
--------------------------------------                                         ----------------------------------
   United Kingdom                                                                                          27.80%
   Italy                                                                                                   19.03%
   Hong Kong                                                                                               14.59%
   Sweden                                                                                                  12.46%
   Switzerland                                                                                             11.42%
   Germany                                                                                                  7.04%
   Australia                                                                                                5.31%
   Japan                                                                                                    5.25%
   Ireland                                                                                                  4.91%
   France                                                                                                   4.54%
   Canada                                                                                                   3.53%
   Swaziland                                                                                                3.10%
   Cocos Islands                                                                                            2.94%
   Belgium                                                                                                  2.83%
   Bermuda                                                                                                  2.82%
   Denmark                                                                                                  2.28%
   Netherlands                                                                                              2.14%
   Thailand                                                                                                 2.09%
   Brazil                                                                                                   1.55%
   Cayman Islands                                                                                           1.43%
   South Africa                                                                                             1.32%

                                                       UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                   (UNAUDITED)
----------------------------------------------------------------------------------------------
                                                                                MARCH 31, 2010

                                                                                                   March 31, 2010
Investments in Securities - By Country (continued)                             Percentage of Members' Capital (%)
--------------------------------------------------                             ----------------------------------
   Luxembourg                                                                                               1.28%
   Norway                                                                                                  (0.25%)
   Portugal                                                                                                (1.00%)
   United States                                                                                          (63.60%)

                                                                                                   March 31, 2010
Investments in Foreign Currency Forwards - By Currency                         Percentage of Members' Capital (%)
------------------------------------------------------                         ----------------------------------
   British Pounds                                                                                           0.70%
   Euros                                                                                                    0.25%
   Japanese Yen                                                                                             0.05%
   Norwegian Krone                                                                                          0.02%
   Danish Krone                                                                                            (0.00%)
   Swedish Krona                                                                                           (0.07%)
   Swiss Francs                                                                                            (0.18%)

                                                       UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                   (UNAUDITED)
----------------------------------------------------------------------------------------------
                                                                                MARCH 31, 2010

PORTFOLIO VALUATION

The Fund  values  its  investments  in  accordance  with U.S.  generally  accepted  accounting principles at fair value which is the price that would be received to sell an asset or paid to transfer a liability in an orderly  transaction between market participants at the measurement date.

Various  inputs are used in  determining  the fair value of the Fund's  investments  which are summarized in the three broad levels listed below.

LEVEL 1--quoted prices in active markets for identical securities.

LEVEL 2--other significant  observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

LEVEL 3--significant  unobservable inputs (including the Fund's own assumptions and indicative non-binding broker quotes in determining the fair value of investments.)

The Fund  recognizes  transfers into and out of the levels  indicated  above at the end of the reporting  period.  There were no such  transfers  for the three months ending March 31, 2010.
Please refer to the December 31, 2009 financial  statements for full  disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Tamarack International Fund, L.L.C.
             -------------------------------------------------------------------


By (Signature and Title)* /s/ Michael Perry
                          ------------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date                      May 26, 2010
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Michael Perry
                          ------------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date                      May 26, 2010
     ---------------------------------------------------------------------------


By (Signature and Title)* /s/ Robert Aufenanger
                          ------------------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date                      May 26, 2010
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.